Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories
As at December 31
($ thousands)	2024	2023
Oil inventories	$3,650	$6,183
Warehouse materials and supplies	11,296	7,680
Inventories	$14,946	$13,863